Convertible Debt Instrument Classified As a Liability (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debt Instrument Classified as a Liability Table [Abstract]
Schedule of convertible loan note classified as a liability
	Year ended December 31,
	2021	2020
	$000	$000
Convertible loan notes b/f	324	313
Accrued interest	163	11
Conversion of loan note	(487)	-
	-	324